Segment information - Operating segment (Details 3) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	¥ 1,178,290	¥ 1,028,385	¥ 875,109
Operating Income Loss	124,538	110,939	84,864
Depreciation	55,298	45,087	39,497
Assets	1,384,472	1,357,340
Goodwill	162,963	162,959	152,368
Capital expenditure for segment assets:	81,918	58,042	40,297
Nidec Electronics (Thailand)
Segment Reporting Disclosure [Line Items]
Goodwill	9,626	8,948	7,645
Nidec Sankyo
Segment Reporting Disclosure [Line Items]
Goodwill	28,843	28,794	28,685
Nidec Copal
Segment Reporting Disclosure [Line Items]
Goodwill	16,462	16,462	16,462
Nidec Techno Motor
Segment Reporting Disclosure [Line Items]
Goodwill	2,049	2,049	2,049
Nidec Motor
Segment Reporting Disclosure [Line Items]
Goodwill	66,894	66,302	62,692
Nidec Motors & Actuators
Segment Reporting Disclosure [Line Items]
Goodwill	20,982	21,484	16,699
All Others
Segment Reporting Disclosure [Line Items]
Goodwill	18,107	18,920	18,136
Corporate
Segment Reporting Disclosure [Line Items]
Capital expenditure for segment assets:	304	3,600
Operating Segments
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	1,178,755	1,028,568	874,232
Operating Income Loss	129,525	115,670	91,210
Depreciation	55,859	48,034	43,969
Assets	1,343,210	1,307,611
Capital expenditure for segment assets:	81,614	54,442
Operating Segments | Nidec Corporation
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	31,384	28,954	27,599
Operating Income Loss	18,031	14,083	13,184
Depreciation	360	339	456
Assets	98,653	95,092
Capital expenditure for segment assets:	735	140
Operating Segments | Nidec Electronics (Thailand)
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	89,802	74,653	67,623
Operating Income Loss	15,696	14,996	12,781
Depreciation	6,081	6,043	5,502
Assets	139,865	148,931
Capital expenditure for segment assets:	3,892	5,232
Operating Segments | Nidec Singapore
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	68,115	66,556	57,893
Operating Income Loss	1,432	1,052	709
Depreciation	111	161	197
Assets	25,399	31,977
Capital expenditure for segment assets:	36	12
Operating Segments | Nidec (H.K.)
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	113,470	81,460	69,890
Operating Income Loss	372	613	483
Depreciation	7	11	6
Assets	36,049	27,012
Capital expenditure for segment assets:	6	17
Operating Segments | Nidec Sankyo
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	129,068	122,711	98,564
Operating Income Loss	15,052	12,686	10,392
Depreciation	5,205	4,717	4,131
Assets	148,681	145,869
Capital expenditure for segment assets:	7,949	5,790
Operating Segments | Nidec Copal
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	39,525	38,670	47,023
Operating Income Loss	2,182	517	(1,323)
Depreciation	4,652	3,922	4,444
Assets	59,400	60,429
Capital expenditure for segment assets:	11,430	4,637
Operating Segments | Nidec Techno Motor
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	58,456	58,746	50,691
Operating Income Loss	5,717	7,291	6,671
Depreciation	3,140	2,805	2,573
Assets	62,665	61,677
Capital expenditure for segment assets:	4,614	3,864
Operating Segments | Nidec Motor
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	224,786	200,040	171,879
Operating Income Loss	16,674	11,690	8,880
Depreciation	9,567	8,221	8,616
Assets	178,465	162,083
Capital expenditure for segment assets:	9,321	4,475
Operating Segments | Nidec Motors & Actuators
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	247,662	172,699	105,249
Operating Income Loss	25,368	18,614	8,954
Depreciation	9,484	9,480	6,516
Assets	234,227	199,286
Capital expenditure for segment assets:	17,637	13,797
Operating Segments | All Others
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	176,487	184,079	177,821
Operating Income Loss	29,001	34,128	30,479
Depreciation	17,252	12,335	11,528
Assets	359,806	375,255
Capital expenditure for segment assets:	25,994	16,478
Unallocated Amount to Segment
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	(465)	(183)	877
Operating Income Loss	4,481	5,026	2,055
Identifiable intangible assets and other fair value adjustments
Segment Reporting Disclosure [Line Items]
Assets	26,903	24,906
U.S. GAAP adjustments and Others
Segment Reporting Disclosure [Line Items]
Operating Income Loss	(818)	(2,124)	(1,337)
Assets	(7,358)	(7,957)
U.S. GAAP Adjustment, Corporate, and Others
Segment Reporting Disclosure [Line Items]
Depreciation	(561)	(2,947)	(4,472)
Corporate
Segment Reporting Disclosure [Line Items]
Operating Income Loss	(14,019)	(10,441)	(8,330)
Assets	196,144	171,462
Intersegment elimination
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	(458,100)	(371,301)	(329,435)
Operating Income Loss	5,369	2,808	1,266
Assets	(141,246)	(130,179)
Intersegment elimination | Nidec Corporation
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	198,604	152,371	138,354
Intersegment elimination | Nidec Electronics (Thailand)
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	41,951	49,812	43,982
Intersegment elimination | Nidec Singapore
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	820	869	749
Intersegment elimination | Nidec (H.K.)
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	1,315	1,300	1,339
Intersegment elimination | Nidec Sankyo
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	336	331	312
Intersegment elimination | Nidec Copal
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	19,841	2,411	2,318
Intersegment elimination | Nidec Techno Motor
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	4,950	4,474	4,041
Intersegment elimination | Nidec Motor
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	601	383	80
Intersegment elimination | Nidec Motors & Actuators
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	22,580	21,507	20,384
Intersegment elimination | All Others
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	¥ 167,102	¥ 137,843	¥ 117,876